Partners' Equity Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 25, 2018	Mar. 26, 2017	Jun. 30, 2016	May 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Special L.P. interests	$ 5,290,000	$ 5,290,000		$ 5,290,000	$ 5,290,000
Total intrinsic value of options exercised	700,000	$ 2,800,000	$ 3,000,000
A 2016 Omnibusincentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit options and other forms of equity authorized under equity incentive plan						2,800,000
A 2008 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit options and other forms of equity authorized under equity incentive plan							2,500,000
Compensation Plans Settable in Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distribution equivalent liability	1,000,000
Compensation Plans Settable in Equity [Member] | Other Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distribution equivalent liability	400,000
Compensation Plans Settable in Equity [Member] | Other Accrued Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distribution equivalent liability	$ 600,000
Phantom Share Units (PSUs) [Member] | Compensation Plans Settable in Cash or Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Non-option equity instruments awarded	0
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments awarded	112,000
Performance Units [Member] | Compensation Plans Settable in Cash or Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Non-option equity instruments awarded	0
Performance Units [Member] | Compensation Plans Settable in Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation related to unvested phantom unit awards	$ 12,100,000
Period to achieve performance targets	3 years
Award requisite service period	3 years
Unamortized compensation related to unvested phantom unit awards, period for recognition	2 years 2 months 12 days
Performance Units [Member] | Compensation Plans Settable in Equity [Member] | Other Liabilities [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation share-based arrangements, liability	$ 700,000
Retention Grant Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, nonvested	62,117
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Non-option equity instruments awarded	98,000
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Vested	32,154
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Vested	29,253
Restricted Stock Units (RSUs) [Member] | Compensation Plans Settable in Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation related to unvested phantom unit awards	$ 10,000,000
Unamortized compensation related to unvested phantom unit awards, period for recognition	2 years 3 months 19 days
Fixed Price Options [Member] | A 2008 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit options outstanding	373,612
A 2013 and 2012 Option Awards [Domain] | Compensation Plans Settable in Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Expected term, maximum	10 years
Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments awarded	9,000
Deferred Units [Member] | Compensation Plans Settable in Cash or Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Aggregate market value of contingently issuable units	$ 2,900,000
Unamortized compensation related to unvested phantom unit awards	$ 0
Forfeitable Distribution Equivalent Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments awarded	20,000
Distribution Equivalent Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments awarded	2,000